Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Goldman Sachs Trust
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000050458
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class A
Trading Symbol	GADGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 444,199,096
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 306,223
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$444,199,096 # of Portfolio Holdings20 Portfolio Turnover Rate7% Total Net Advisory Fees Paid$306,223
Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Institutional Class
Trading Symbol	GIDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 444,199,096
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 306,223
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$444,199,096 # of Portfolio Holdings20 Portfolio Turnover Rate7% Total Net Advisory Fees Paid$306,223
Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196983
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class R6
Trading Symbol	GRGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
AssetsNet	$ 444,199,096
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 306,223
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$444,199,096 # of Portfolio Holdings20 Portfolio Turnover Rate7% Total Net Advisory Fees Paid$306,223
Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201703
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Dividend Global Equity Portfolio
Class Name	Class P
Trading Symbol	GAFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Dividend Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 444,199,096
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 306,223
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$444,199,096 # of Portfolio Holdings20 Portfolio Turnover Rate7% Total Net Advisory Fees Paid$306,223
Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	90.9%
Investment Company	6.5%
Exchange-Traded Funds	0.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050456
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class A
Trading Symbol	TAGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 4,711,851,455
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 3,141,908
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$4,711,851,455 # of Portfolio Holdings20 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$3,141,908
Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	88.7%
Investment Company	7.5%
Exchange-Traded Funds	1.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Institutional Class
Trading Symbol	TIGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 4,711,851,455
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 3,141,908
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$4,711,851,455 # of Portfolio Holdings20 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$3,141,908
Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	88.7%
Investment Company	7.5%
Exchange-Traded Funds	1.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196982
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class R6
Trading Symbol	TRGGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 4,711,851,455
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 3,141,908
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$4,711,851,455 # of Portfolio Holdings20 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$3,141,908
Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	88.7%
Investment Company	7.5%
Exchange-Traded Funds	1.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201702
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Class Name	Class P
Trading Symbol	GSKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Tax-Advantaged Global Equity Portfolio (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 4,711,851,455
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 3,141,908
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$4,711,851,455 # of Portfolio Holdings20 Portfolio Turnover Rate8% Total Net Advisory Fees Paid$3,141,908
Holdings [Text Block]

Fund Allocation (%)

Underlying Funds	88.7%
Investment Company	7.5%
Exchange-Traded Funds	1.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058009
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Class A
Trading Symbol	GALLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 422,596,869
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,056,669
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$422,596,869 # of Portfolio Holdings112 Portfolio Turnover Rate40% Total Net Advisory Fees Paid$1,056,669
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058010
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Class C
Trading Symbol	GCLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.67%
AssetsNet	$ 422,596,869
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,056,669
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$422,596,869 # of Portfolio Holdings112 Portfolio Turnover Rate40% Total Net Advisory Fees Paid$1,056,669
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058011
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Institutional Class
Trading Symbol	GILLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 422,596,869
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,056,669
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$422,596,869 # of Portfolio Holdings112 Portfolio Turnover Rate40% Total Net Advisory Fees Paid$1,056,669
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058013
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Investor Class
Trading Symbol	GSLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 422,596,869
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,056,669
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$422,596,869 # of Portfolio Holdings112 Portfolio Turnover Rate40% Total Net Advisory Fees Paid$1,056,669
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159659
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Class R6
Trading Symbol	GFCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 422,596,869
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,056,669
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$422,596,869 # of Portfolio Holdings112 Portfolio Turnover Rate40% Total Net Advisory Fees Paid$1,056,669
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058012
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Class R
Trading Symbol	GRLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$59	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.17%
AssetsNet	$ 422,596,869
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,056,669
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$422,596,869 # of Portfolio Holdings112 Portfolio Turnover Rate40% Total Net Advisory Fees Paid$1,056,669
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201808
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Enhanced Core Equity Fund
Class Name	Class P
Trading Symbol	GGZPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Enhanced Core Equity Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 422,596,869
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 1,056,669
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$422,596,869 # of Portfolio Holdings112 Portfolio Turnover Rate40% Total Net Advisory Fees Paid$1,056,669
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.3%
Financials	16.5%
Consumer Discretionary	10.6%
Communication Services	9.8%
Health Care	9.3%
Industrials	7.5%
Consumer Staples	5.3%
Real Estate	3.0%
Energy	2.7%
Other	6.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025455
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Class A
Trading Symbol	GSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 1,350,147,900
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 4,471,190
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,350,147,900 # of Portfolio Holdings159 Portfolio Turnover Rate28% Total Net Advisory Fees Paid$4,471,190
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025457
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Class C
Trading Symbol	GSPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
AssetsNet	$ 1,350,147,900
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 4,471,190
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,350,147,900 # of Portfolio Holdings159 Portfolio Turnover Rate28% Total Net Advisory Fees Paid$4,471,190
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025453
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Institutional Class
Trading Symbol	GSPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,350,147,900
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 4,471,190
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,350,147,900 # of Portfolio Holdings159 Portfolio Turnover Rate28% Total Net Advisory Fees Paid$4,471,190
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025454
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Service Class
Trading Symbol	GSPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 1,350,147,900
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 4,471,190
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,350,147,900 # of Portfolio Holdings159 Portfolio Turnover Rate28% Total Net Advisory Fees Paid$4,471,190
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Investor Class
Trading Symbol	GSPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 1,350,147,900
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 4,471,190
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,350,147,900 # of Portfolio Holdings159 Portfolio Turnover Rate28% Total Net Advisory Fees Paid$4,471,190
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159652
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Class R6
Trading Symbol	GSPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,350,147,900
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 4,471,190
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,350,147,900 # of Portfolio Holdings159 Portfolio Turnover Rate28% Total Net Advisory Fees Paid$4,471,190
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Class R
Trading Symbol	GSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$64	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
AssetsNet	$ 1,350,147,900
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 4,471,190
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,350,147,900 # of Portfolio Holdings159 Portfolio Turnover Rate28% Total Net Advisory Fees Paid$4,471,190
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201801
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Core Fund
Class Name	Class P
Trading Symbol	GGGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Core Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 1,350,147,900
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 4,471,190
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,350,147,900 # of Portfolio Holdings159 Portfolio Turnover Rate28% Total Net Advisory Fees Paid$4,471,190
Holdings [Text Block]

Sector Allocation (%)

Information Technology	27.6%
Financials	13.4%
Health Care	11.2%
Industrials	10.4%
Consumer Discretionary	9.1%
Communication Services	8.9%
Consumer Staples	6.0%
Energy	3.7%
Materials	3.3%
Other	5.3%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025491
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	GGOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
AssetsNet	$ 924,332,721
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 3,847,848
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$924,332,721 # of Portfolio Holdings74 Portfolio Turnover Rate36% Total Net Advisory Fees Paid$3,847,848
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025493
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GGOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	1.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.90%
AssetsNet	$ 924,332,721
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 3,847,848
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$924,332,721 # of Portfolio Holdings74 Portfolio Turnover Rate36% Total Net Advisory Fees Paid$3,847,848
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025489
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GGOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$44	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 924,332,721
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 3,847,848
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$924,332,721 # of Portfolio Holdings74 Portfolio Turnover Rate36% Total Net Advisory Fees Paid$3,847,848
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025490
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Service Class
Trading Symbol	GGOSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$71	1.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.35%
AssetsNet	$ 924,332,721
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 3,847,848
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$924,332,721 # of Portfolio Holdings74 Portfolio Turnover Rate36% Total Net Advisory Fees Paid$3,847,848
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055754
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GGOTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
AssetsNet	$ 924,332,721
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 3,847,848
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$924,332,721 # of Portfolio Holdings74 Portfolio Turnover Rate36% Total Net Advisory Fees Paid$3,847,848
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161552
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	GGOUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 924,332,721
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 3,847,848
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$924,332,721 # of Portfolio Holdings74 Portfolio Turnover Rate36% Total Net Advisory Fees Paid$3,847,848
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055753
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	GGORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$73	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.40%
AssetsNet	$ 924,332,721
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 3,847,848
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$924,332,721 # of Portfolio Holdings74 Portfolio Turnover Rate36% Total Net Advisory Fees Paid$3,847,848
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200233
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Growth Fund
Class Name	Class P
Trading Symbol	GGQPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
AssetsNet	$ 924,332,721
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 3,847,848
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$924,332,721 # of Portfolio Holdings74 Portfolio Turnover Rate36% Total Net Advisory Fees Paid$3,847,848
Holdings [Text Block]

Sector Allocation (%)

Information Technology	28.4%
Health Care	15.7%
Industrials	15.0%
Consumer Discretionary	10.9%
Financials	10.8%
Energy	5.2%
Consumer Staples	4.7%
Communication Services	3.1%
Materials	2.5%
Other	4.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198881
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class A
Trading Symbol	GSBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
AssetsNet	$ 303,167,164
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 901,483
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$303,167,164 # of Portfolio Holdings108 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$901,483
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198882
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class C
Trading Symbol	GSBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$98	1.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.97%
AssetsNet	$ 303,167,164
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 901,483
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$303,167,164 # of Portfolio Holdings108 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$901,483
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198883
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GSAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
AssetsNet	$ 303,167,164
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 901,483
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$303,167,164 # of Portfolio Holdings108 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$901,483
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198884
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GSAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.97%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.97%
AssetsNet	$ 303,167,164
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 901,483
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$303,167,164 # of Portfolio Holdings108 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$901,483
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198886
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class R6
Trading Symbol	GSBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 303,167,164
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 901,483
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$303,167,164 # of Portfolio Holdings108 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$901,483
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000205965
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Growth Fund
Class Name	Class P
Trading Symbol	GSADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$45	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 303,167,164
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 901,483
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$303,167,164 # of Portfolio Holdings108 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$901,483
Holdings [Text Block]

Sector Allocation (%)

Industrials	24.8%
Information Technology	22.6%
Health Care	22.1%
Consumer Discretionary	13.2%
Financials	8.7%
Consumer Staples	4.6%
Materials	2.0%
Investment Company	1.9%
Energy	0.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025497
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	GSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.24%
AssetsNet	$ 1,634,290,979
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 7,575,072
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,634,290,979 # of Portfolio Holdings103 Portfolio Turnover Rate47% Total Net Advisory Fees Paid$7,575,072
Holdings [Text Block]

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025499
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	GSMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.99%
AssetsNet	$ 1,634,290,979
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 7,575,072
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,634,290,979 # of Portfolio Holdings103 Portfolio Turnover Rate47% Total Net Advisory Fees Paid$7,575,072
Holdings [Text Block]

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025495
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	GSMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 1,634,290,979
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 7,575,072
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,634,290,979 # of Portfolio Holdings103 Portfolio Turnover Rate47% Total Net Advisory Fees Paid$7,575,072
Holdings [Text Block]

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025496
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Service Class
Trading Symbol	GSMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$69	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.42%
AssetsNet	$ 1,634,290,979
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 7,575,072
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,634,290,979 # of Portfolio Holdings103 Portfolio Turnover Rate47% Total Net Advisory Fees Paid$7,575,072
Holdings [Text Block]

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055756
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	GTMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
AssetsNet	$ 1,634,290,979
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 7,575,072
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,634,290,979 # of Portfolio Holdings103 Portfolio Turnover Rate47% Total Net Advisory Fees Paid$7,575,072
Holdings [Text Block]

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161553
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	GTMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,634,290,979
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 7,575,072
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,634,290,979 # of Portfolio Holdings103 Portfolio Turnover Rate47% Total Net Advisory Fees Paid$7,575,072
Holdings [Text Block]

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055755
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class R
Trading Symbol	GTMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$73	1.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.49%
AssetsNet	$ 1,634,290,979
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 7,575,072
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,634,290,979 # of Portfolio Holdings103 Portfolio Turnover Rate47% Total Net Advisory Fees Paid$7,575,072
Holdings [Text Block]

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200234
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Growth Fund
Class Name	Class P
Trading Symbol	GSWPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.91%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.91%
AssetsNet	$ 1,634,290,979
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 7,575,072
InvestmentCompanyPortfolioTurnover	47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,634,290,979 # of Portfolio Holdings103 Portfolio Turnover Rate47% Total Net Advisory Fees Paid$7,575,072
Holdings [Text Block]

Sector Allocation (%)

Industrials	25.8%
Information Technology	24.5%
Health Care	18.7%
Consumer Discretionary	15.8%
Financials	6.5%
Consumer Staples	4.4%
Materials	1.4%
Investment Company	1.3%
Communication Services	1.0%
Other	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025473
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class A
Trading Symbol	GGRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$54	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
AssetsNet	$ 193,420,890
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 695,066
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$193,420,890 # of Portfolio Holdings54 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$695,066
Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025475
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class C
Trading Symbol	GGRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$93	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.78%
AssetsNet	$ 193,420,890
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 695,066
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$193,420,890 # of Portfolio Holdings54 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$695,066
Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025471
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Institutional Class
Trading Symbol	GSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
AssetsNet	$ 193,420,890
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 695,066
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$193,420,890 # of Portfolio Holdings54 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$695,066
Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025472
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Service Class
Trading Symbol	GSTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$65	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 193,420,890
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 695,066
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$193,420,890 # of Portfolio Holdings54 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$695,066
Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055750
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Investor Class
Trading Symbol	GSTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$41	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
AssetsNet	$ 193,420,890
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 695,066
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$193,420,890 # of Portfolio Holdings54 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$695,066
Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159655
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class R6
Trading Symbol	GGRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
AssetsNet	$ 193,420,890
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 695,066
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$193,420,890 # of Portfolio Holdings54 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$695,066
Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055749
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class R
Trading Symbol	GSTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$67	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
AssetsNet	$ 193,420,890
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 695,066
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$193,420,890 # of Portfolio Holdings54 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$695,066
Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201804
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Strategic Growth Fund
Class Name	Class P
Trading Symbol	GSPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Strategic Growth Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$39	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
AssetsNet	$ 193,420,890
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 695,066
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$193,420,890 # of Portfolio Holdings54 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$695,066
Holdings [Text Block]

Sector Allocation (%)

Information Technology	50.4%
Communication Services	13.8%
Consumer Discretionary	12.4%
Health Care	9.5%
Industrials	5.0%
Financials	4.0%
Materials	2.1%
Energy	1.6%
Investment Company	0.9%
Real Estate	0.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025597
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class A
Trading Symbol	GITAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.17%
AssetsNet	$ 853,974,101
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,596,340
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$853,974,101 # of Portfolio Holdings36 Portfolio Turnover Rate30% Total Net Advisory Fees Paid$3,596,340
Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025599
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class C
Trading Symbol	GITCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$100	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.92%
AssetsNet	$ 853,974,101
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,596,340
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$853,974,101 # of Portfolio Holdings36 Portfolio Turnover Rate30% Total Net Advisory Fees Paid$3,596,340
Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025595
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GITIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%
AssetsNet	$ 853,974,101
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,596,340
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$853,974,101 # of Portfolio Holdings36 Portfolio Turnover Rate30% Total Net Advisory Fees Paid$3,596,340
Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025596
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Service Class
Trading Symbol	GITSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$73	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%
AssetsNet	$ 853,974,101
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,596,340
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$853,974,101 # of Portfolio Holdings36 Portfolio Turnover Rate30% Total Net Advisory Fees Paid$3,596,340
Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000092626
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Investor Class
Trading Symbol	GISTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 853,974,101
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,596,340
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$853,974,101 # of Portfolio Holdings36 Portfolio Turnover Rate30% Total Net Advisory Fees Paid$3,596,340
Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000196989
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class R6
Trading Symbol	GTORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 853,974,101
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,596,340
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$853,974,101 # of Portfolio Holdings36 Portfolio Turnover Rate30% Total Net Advisory Fees Paid$3,596,340
Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200235
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Technology Opportunities Fund
Class Name	Class P
Trading Symbol	GSJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Technology Opportunities Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$46	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 853,974,101
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 3,596,340
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$853,974,101 # of Portfolio Holdings36 Portfolio Turnover Rate30% Total Net Advisory Fees Paid$3,596,340
Holdings [Text Block]

Sector Allocation (%)

Information Technology	68.7%
Communication Services	14.5%
Financials	6.3%
Consumer Discretionary	6.3%
Real Estate	2.9%
Investment Company	1.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000081145
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Class A
Trading Symbol	GAGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%
AssetsNet	$ 30,140,826
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 81,395
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$30,140,826 # of Portfolio Holdings40 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$81,395
Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000081146
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Class C
Trading Symbol	GCGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$91	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.78%
AssetsNet	$ 30,140,826
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 81,395
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$30,140,826 # of Portfolio Holdings40 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$81,395
Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000081147
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Institutional Class
Trading Symbol	GINGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
AssetsNet	$ 30,140,826
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 81,395
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$30,140,826 # of Portfolio Holdings40 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$81,395
Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000081149
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Investor Class
Trading Symbol	GIRGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$40	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 30,140,826
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 81,395
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$30,140,826 # of Portfolio Holdings40 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$81,395
Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161554
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Class R6
Trading Symbol	GDEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 30,140,826
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 81,395
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$30,140,826 # of Portfolio Holdings40 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$81,395
Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000081148
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Class R
Trading Symbol	GRGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$65	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.28%
AssetsNet	$ 30,140,826
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 81,395
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$30,140,826 # of Portfolio Holdings40 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$81,395
Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201809
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity ESG Fund
Class Name	Class P
Trading Symbol	GALPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity ESG Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$34	0.66%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 30,140,826
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 81,395
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$30,140,826 # of Portfolio Holdings40 Portfolio Turnover Rate21% Total Net Advisory Fees Paid$81,395
Holdings [Text Block]

Sector Allocation (%)

Information Technology	31.3%
Consumer Discretionary	12.3%
Financials	12.1%
Health Care	12.0%
Industrials	9.0%
Communication Services	6.5%
Consumer Staples	6.1%
Materials	5.3%
Utilities	2.3%
Other	2.8%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025461
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class A
Trading Symbol	GSGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
AssetsNet	$ 417,121,817
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,326,758
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$417,121,817 # of Portfolio Holdings77 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$1,326,758
Holdings [Text Block]

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025463
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class C
Trading Symbol	GSGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%
AssetsNet	$ 417,121,817
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,326,758
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$417,121,817 # of Portfolio Holdings77 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$1,326,758
Holdings [Text Block]

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025459
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Institutional Class
Trading Symbol	GSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 417,121,817
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,326,758
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$417,121,817 # of Portfolio Holdings77 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$1,326,758
Holdings [Text Block]

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025460
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Service Class
Trading Symbol	GSGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
AssetsNet	$ 417,121,817
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,326,758
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$417,121,817 # of Portfolio Holdings77 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$1,326,758
Holdings [Text Block]

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055746
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Investor Class
Trading Symbol	GRGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 417,121,817
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,326,758
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$417,121,817 # of Portfolio Holdings77 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$1,326,758
Holdings [Text Block]

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159653
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class R6
Trading Symbol	GRGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 417,121,817
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,326,758
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$417,121,817 # of Portfolio Holdings77 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$1,326,758
Holdings [Text Block]

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055745
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class R
Trading Symbol	GRGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.24%
AssetsNet	$ 417,121,817
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,326,758
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$417,121,817 # of Portfolio Holdings77 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$1,326,758
Holdings [Text Block]

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201802
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Equity Income Fund
Class Name	Class P
Trading Symbol	GABPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Equity Income Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 417,121,817
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,326,758
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$417,121,817 # of Portfolio Holdings77 Portfolio Turnover Rate17% Total Net Advisory Fees Paid$1,326,758
Holdings [Text Block]

Sector Allocation (%)

Financials	21.7%
Industrials	13.4%
Health Care	13.4%
Consumer Staples	10.5%
Information Technology	10.3%
Energy	7.5%
Utilities	6.0%
Communication Services	5.2%
Consumer Discretionary	4.2%
Other	7.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158768
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class A
Trading Symbol	GFVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$52	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 60,992,837
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 187,164
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$60,992,837 # of Portfolio Holdings33 Portfolio Turnover Rate60% Total Net Advisory Fees Paid$187,164
Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158769
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class C
Trading Symbol	GFVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
AssetsNet	$ 60,992,837
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 187,164
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$60,992,837 # of Portfolio Holdings33 Portfolio Turnover Rate60% Total Net Advisory Fees Paid$187,164
Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158770
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Institutional Class
Trading Symbol	GFVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 60,992,837
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 187,164
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$60,992,837 # of Portfolio Holdings33 Portfolio Turnover Rate60% Total Net Advisory Fees Paid$187,164
Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158771
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Investor Class
Trading Symbol	GFVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$39	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 60,992,837
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 187,164
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$60,992,837 # of Portfolio Holdings33 Portfolio Turnover Rate60% Total Net Advisory Fees Paid$187,164
Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158773
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class R6
Trading Symbol	GFVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 60,992,837
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 187,164
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$60,992,837 # of Portfolio Holdings33 Portfolio Turnover Rate60% Total Net Advisory Fees Paid$187,164
Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000158772
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class R
Trading Symbol	GFVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$64	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.26%
AssetsNet	$ 60,992,837
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 187,164
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$60,992,837 # of Portfolio Holdings33 Portfolio Turnover Rate60% Total Net Advisory Fees Paid$187,164
Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201811
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Focused Value Fund
Class Name	Class P
Trading Symbol	GGYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Focused Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 60,992,837
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 187,164
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$60,992,837 # of Portfolio Holdings33 Portfolio Turnover Rate60% Total Net Advisory Fees Paid$187,164
Holdings [Text Block]

Sector Allocation (%)

Financials	22.6%
Health Care	14.5%
Industrials	13.3%
Information Technology	9.8%
Consumer Discretionary	8.2%
Utilities	6.4%
Energy	5.8%
Consumer Staples	5.7%
Communication Services	5.0%
Other	8.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025467
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class A
Trading Symbol	GSLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
AssetsNet	$ 453,623,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,493,833
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$453,623,350 # of Portfolio Holdings69 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$1,493,833
Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025469
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class C
Trading Symbol	GSVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.75%
AssetsNet	$ 453,623,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,493,833
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$453,623,350 # of Portfolio Holdings69 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$1,493,833
Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025465
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	GSLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 453,623,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,493,833
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$453,623,350 # of Portfolio Holdings69 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$1,493,833
Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025466
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Service Class
Trading Symbol	GSVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$61	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
AssetsNet	$ 453,623,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,493,833
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$453,623,350 # of Portfolio Holdings69 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$1,493,833
Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055748
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Investor Class
Trading Symbol	GSVTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 453,623,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,493,833
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$453,623,350 # of Portfolio Holdings69 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$1,493,833
Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159654
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class R6
Trading Symbol	GSVUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 453,623,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,493,833
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$453,623,350 # of Portfolio Holdings69 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$1,493,833
Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055747
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class R
Trading Symbol	GSVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%
AssetsNet	$ 453,623,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,493,833
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$453,623,350 # of Portfolio Holdings69 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$1,493,833
Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201803
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Large Cap Value Fund
Class Name	Class P
Trading Symbol	GMYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Large Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 453,623,350
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 1,493,833
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$453,623,350 # of Portfolio Holdings69 Portfolio Turnover Rate35% Total Net Advisory Fees Paid$1,493,833
Holdings [Text Block]

Sector Allocation (%)

Financials	23.6%
Health Care	17.4%
Industrials	15.1%
Information Technology	9.6%
Energy	5.8%
Utilities	5.6%
Consumer Discretionary	5.5%
Consumer Staples	5.4%
Materials	4.4%
Other	7.4%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025485
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class A
Trading Symbol	GCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.19%
AssetsNet	$ 1,107,838,956
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,331,787
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,107,838,956 # of Portfolio Holdings104 Portfolio Turnover Rate43% Total Net Advisory Fees Paid$4,331,787
Holdings [Text Block]

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025487
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class C
Trading Symbol	GCMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.94%
AssetsNet	$ 1,107,838,956
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,331,787
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,107,838,956 # of Portfolio Holdings104 Portfolio Turnover Rate43% Total Net Advisory Fees Paid$4,331,787
Holdings [Text Block]

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025483
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	GSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,107,838,956
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,331,787
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,107,838,956 # of Portfolio Holdings104 Portfolio Turnover Rate43% Total Net Advisory Fees Paid$4,331,787
Holdings [Text Block]

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025484
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Service Class
Trading Symbol	GSMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$67	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.34%
AssetsNet	$ 1,107,838,956
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,331,787
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,107,838,956 # of Portfolio Holdings104 Portfolio Turnover Rate43% Total Net Advisory Fees Paid$4,331,787
Holdings [Text Block]

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055751
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	GCMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,107,838,956
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,331,787
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,107,838,956 # of Portfolio Holdings104 Portfolio Turnover Rate43% Total Net Advisory Fees Paid$4,331,787
Holdings [Text Block]

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159657
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	GCMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,107,838,956
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,331,787
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,107,838,956 # of Portfolio Holdings104 Portfolio Turnover Rate43% Total Net Advisory Fees Paid$4,331,787
Holdings [Text Block]

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055752
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class R
Trading Symbol	GCMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$72	1.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.44%
AssetsNet	$ 1,107,838,956
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,331,787
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,107,838,956 # of Portfolio Holdings104 Portfolio Turnover Rate43% Total Net Advisory Fees Paid$4,331,787
Holdings [Text Block]

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201806
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Mid Cap Value Fund
Class Name	Class P
Trading Symbol	GMPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%
AssetsNet	$ 1,107,838,956
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 4,331,787
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$1,107,838,956 # of Portfolio Holdings104 Portfolio Turnover Rate43% Total Net Advisory Fees Paid$4,331,787
Holdings [Text Block]

Sector Allocation (%)

Financials	18.2%
Industrials	16.7%
Utilities	10.0%
Information Technology	9.2%
Real Estate	8.6%
Materials	8.1%
Energy	8.0%
Health Care	6.8%
Consumer Staples	6.6%
Other	8.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025503
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class A
Trading Symbol	GSSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$63	1.27%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.27%
AssetsNet	$ 996,984,189
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 5,295,269
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$996,984,189 # of Portfolio Holdings176 Portfolio Turnover Rate37% Total Net Advisory Fees Paid$5,295,269
Holdings [Text Block]

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025505
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class C
Trading Symbol	GSSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$99	2.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	2.02%
AssetsNet	$ 996,984,189
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 5,295,269
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$996,984,189 # of Portfolio Holdings176 Portfolio Turnover Rate37% Total Net Advisory Fees Paid$5,295,269
Holdings [Text Block]

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025501
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	GSSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$50	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%
AssetsNet	$ 996,984,189
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 5,295,269
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$996,984,189 # of Portfolio Holdings176 Portfolio Turnover Rate37% Total Net Advisory Fees Paid$5,295,269
Holdings [Text Block]

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025502
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Service Class
Trading Symbol	GSSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$74	1.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.51%
AssetsNet	$ 996,984,189
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 5,295,269
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$996,984,189 # of Portfolio Holdings176 Portfolio Turnover Rate37% Total Net Advisory Fees Paid$5,295,269
Holdings [Text Block]

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055758
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	GSQTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
AssetsNet	$ 996,984,189
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 5,295,269
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$996,984,189 # of Portfolio Holdings176 Portfolio Turnover Rate37% Total Net Advisory Fees Paid$5,295,269
Holdings [Text Block]

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000159658
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class R6
Trading Symbol	GSSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
AssetsNet	$ 996,984,189
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 5,295,269
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$996,984,189 # of Portfolio Holdings176 Portfolio Turnover Rate37% Total Net Advisory Fees Paid$5,295,269
Holdings [Text Block]

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000055757
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class R
Trading Symbol	GSQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$75	1.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%
AssetsNet	$ 996,984,189
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 5,295,269
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$996,984,189 # of Portfolio Holdings176 Portfolio Turnover Rate37% Total Net Advisory Fees Paid$5,295,269
Holdings [Text Block]

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201807
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small Cap Value Fund
Class Name	Class P
Trading Symbol	GSYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$49	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
AssetsNet	$ 996,984,189
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 5,295,269
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$996,984,189 # of Portfolio Holdings176 Portfolio Turnover Rate37% Total Net Advisory Fees Paid$5,295,269
Holdings [Text Block]

Sector Allocation (%)

Financials	32.9%
Industrials	15.0%
Consumer Discretionary	10.2%
Real Estate	9.3%
Information Technology	6.7%
Energy	6.3%
Materials	6.0%
Health Care	5.9%
Utilities	3.6%
Other	4.0%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136623
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Class A
Trading Symbol	GMVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$57	1.17%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.17%
AssetsNet	$ 143,144,677
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 601,518
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$143,144,677 # of Portfolio Holdings120 Portfolio Turnover Rate24% Total Net Advisory Fees Paid$601,518
Holdings [Text Block]

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136624
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Class C
Trading Symbol	GMVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$94	1.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.92%
AssetsNet	$ 143,144,677
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 601,518
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$143,144,677 # of Portfolio Holdings120 Portfolio Turnover Rate24% Total Net Advisory Fees Paid$601,518
Holdings [Text Block]

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136625
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	GSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$41	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.84%
AssetsNet	$ 143,144,677
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 601,518
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$143,144,677 # of Portfolio Holdings120 Portfolio Turnover Rate24% Total Net Advisory Fees Paid$601,518
Holdings [Text Block]

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136626
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	GMVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%
AssetsNet	$ 143,144,677
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 601,518
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$143,144,677 # of Portfolio Holdings120 Portfolio Turnover Rate24% Total Net Advisory Fees Paid$601,518
Holdings [Text Block]

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161556
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	GMCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 143,144,677
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 601,518
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$143,144,677 # of Portfolio Holdings120 Portfolio Turnover Rate24% Total Net Advisory Fees Paid$601,518
Holdings [Text Block]

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000136627
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Class R
Trading Symbol	GMVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$69	1.42%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.42%
AssetsNet	$ 143,144,677
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 601,518
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$143,144,677 # of Portfolio Holdings120 Portfolio Turnover Rate24% Total Net Advisory Fees Paid$601,518
Holdings [Text Block]

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201810
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Small/Mid Cap Value Fund
Class Name	Class P
Trading Symbol	GSVPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Small/Mid Cap Value Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$41	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 143,144,677
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 601,518
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of February 28, 2025)

Total Net Assets$143,144,677 # of Portfolio Holdings120 Portfolio Turnover Rate24% Total Net Advisory Fees Paid$601,518
Holdings [Text Block]

Sector Allocation (%)

Financials	26.0%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	9.4%
Information Technology	8.7%
Materials	7.8%
Energy	5.7%
Health Care	4.6%
Utilities	4.1%
Other	4.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs